SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On January 13, 2014, the Company executed an Asset Purchase Agreement with Alexandria Minerals Corporation ("AMC") to purchase the Akasaba West Property in Quebec, Canada for cash consideration of C$5.0 million. Agnico Eagle assumes pre-existing underlying royalty obligations under the Asset Purchase Agreement relating to specific Akasaba West Property mining claims ranging from a 2% net smelter returns production royalty to a 20% net proceeds of production royalty. The Company also entered into a 2% Net Smelter Return Royalty ("Royalty") Agreement with AMC on January 13, 2014 relating to all Akasaba West Property mineral and metal production after 210,000 ounces of gold has been produced. The Company has the right to purchase one-half of the Royalty from AMC at any time for cash consideration of C$7.0 million.

On January 28, 2014, the Company purchased common shares and warrants in a mining industry entity for total consideration of C$9.3 million.

On February 12, 2014, Agnico Eagle announced that the Board approved the payment of a quarterly cash dividend of $0.08 per common share, payable on March 17, 2014 to holders of record of the common shares of the Company on March 3, 2014.